CONCENTRATION OF CREDIT AND MARKET RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash FDIC insurance amount			$ 1,026,897	$ 949,677
Mother Earth's Storehouse, Inc. [Member]
Concentration Risk [Line Items]
Cash FDIC insurance amount	$ 2,210,000
Mother Earth's Storehouse, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%	31.00%
Mother Earth's Storehouse, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	21.00%
Mother Earth's Storehouse, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	58.00%
Mother Earth's Storehouse, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		50.00%
Greens Natural Foods, Inc. [Member]
Concentration Risk [Line Items]
Cash FDIC insurance amount	$ 219,600
Greens Natural Foods, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	48.00%
Greens Natural Foods, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	37.00%
Greens Natural Foods, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.50%
Greens Natural Foods, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.20%